Schedule of investments
Delaware Ivy High Income Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 2.31%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 <<, =	23,041,685	$ 55,470,414
Total Convertible Bond (cost $22,395,544)		55,470,414

Corporate Bonds — 79.16%
Automotive — 1.64%
Ford Motor 4.75% 1/15/43	9,515,000	7,865,663
Ford Motor Credit
6.80% 5/12/28	13,870,000	14,496,611
7.35% 3/6/30	4,855,000	5,219,602

Goodyear Tire & Rubber 5.25% 7/15/31	13,055,000	11,861,186
		39,443,062
Basic Industry — 5.81%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	7,545,000	7,881,582
CP Atlas Buyer 144A 7.00% 12/1/28 #	8,938,000	7,791,970
First Quantum Minerals
144A 6.875% 10/15/27 #	10,294,000	8,762,767
144A 8.625% 6/1/31 #	18,705,000	15,875,869
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	13,102,368
144A 6.125% 4/15/32 #	5,955,000	6,006,177

NOVA Chemicals 144A 8.50% 11/15/28 #	2,745,000	2,882,003
Novelis 144A 4.75% 1/30/30 #	24,909,000	23,465,611
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	21,172,000	19,619,669
Standard Industries 144A 3.375% 1/15/31 #	23,240,000	20,027,314
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	14,346,016
		139,761,346
Capital Goods — 4.83%
ARD Finance 144A PIK 6.50% 6/30/27 #, «	8,075,311	3,781,547
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	6,896,000	6,040,747
144A 4.00% 9/1/29 #	8,080,000	6,849,711
Bombardier
144A 6.00% 2/15/28 #	15,053,000	14,683,908
144A 7.50% 2/1/29 #	9,720,000	9,889,497
144A 8.75% 11/15/30 #	4,630,000	4,935,362
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	3,010,000	$ 2,962,698
144A 8.75% 4/15/30 #	8,380,000	7,823,373
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	18,385,000	18,726,612
144A 9.25% 4/15/27 #	6,690,000	6,573,861
Sealed Air
144A 5.00% 4/15/29 #	8,655,000	8,378,903
144A 7.25% 2/15/31 #	2,985,000	3,168,727

TransDigm 144A 6.875% 12/15/30 #	20,695,000	21,329,405
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	27,345,000	1,093,800
		116,238,151
Consumer Goods — 1.60%
Acushnet 144A 7.375% 10/15/28 #	7,734,000	8,073,639
Cerdia Finanz 144A 10.50% 2/15/27 #	12,495,000	12,746,399
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	20,462,000	17,641,139
		38,461,177
Electric — 2.80%
Calpine
144A 4.625% 2/1/29 #	13,165,000	12,240,769
144A 5.00% 2/1/31 #	1,495,000	1,372,448
144A 5.125% 3/15/28 #	12,255,000	11,757,489
Vistra
144A 7.00% 12/15/26 #, μ, ψ	27,505,000	27,130,107
144A 8.00% 10/15/26 #, μ, ψ	14,795,000	14,750,849
		67,251,662
Energy — 13.52%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	16,875,000	15,717,851
144A 7.00% 11/1/26 #	8,882,000	8,951,670
Callon Petroleum
144A 7.50% 6/15/30 #	9,930,000	10,025,139
144A 8.00% 8/1/28 #	16,270,000	16,634,334

Civitas Resources 144A 8.625% 11/1/30 #	11,635,000	12,351,332
CNX Midstream Partners 144A 4.75% 4/15/30 #	7,785,000	7,000,952
Energy Transfer
144A 5.625% 5/1/27 #	3,199,000	3,190,204
144A 6.00% 2/1/29 #	3,421,000	3,453,974
144A 7.375% 2/1/31 #	9,615,000	10,110,756
NQ- IV009 [1223] 0224 (3376100)    1

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	20,804,000	$ 19,389,097
6.50% 7/15/48	4,635,000	4,756,168
Genesis Energy
7.75% 2/1/28	11,885,000	11,938,673
8.00% 1/15/27	11,068,000	11,259,532
8.25% 1/15/29	5,275,000	5,432,406
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	20,175,776
144A 6.00% 2/1/31 #	1,905,000	1,843,355
144A 6.25% 4/15/32 #	8,530,000	8,217,767

Murphy Oil 6.375% 7/15/28	27,202,000	27,352,237
NuStar Logistics
6.00% 6/1/26	10,678,000	10,668,764
6.375% 10/1/30	10,860,000	10,894,643
Southwestern Energy
5.375% 2/1/29	2,990,000	2,920,792
5.375% 3/15/30	21,650,000	21,166,064

Transocean 144A 8.00% 2/1/27 #	17,099,000	16,688,795
USA Compression Partners
6.875% 4/1/26	9,395,000	9,365,662
6.875% 9/1/27	17,405,000	17,217,757
Vital Energy
9.75% 10/15/30	2,975,000	3,086,342
10.125% 1/15/28	15,088,000	15,515,202

Weatherford International 144A 8.625% 4/30/30 #	18,925,000	19,775,944
		325,101,188
Financial Services — 2.12%
AerCap Holdings 5.875% 10/10/79 μ	26,710,000	26,403,324
Air Lease 4.65% 6/15/26 μ, ψ	14,260,000	12,838,218
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	12,604,000	11,855,549
		51,097,091
Healthcare — 7.20%
AthenaHealth Group 144A 6.50% 2/15/30 #	9,500,000	8,630,869
Avantor Funding 144A 3.875% 11/1/29 #	14,785,000	13,440,489
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	8,707,653
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	6,025,000	5,279,406
144A 3.50% 4/1/30 #	1,325,000	1,154,113

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	17,215,059
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
CHS
144A 4.75% 2/15/31 #	12,020,000	$ 9,465,750
144A 5.25% 5/15/30 #	6,560,000	5,495,486
DaVita
144A 3.75% 2/15/31 #	8,365,000	6,883,395
144A 4.625% 6/1/30 #	5,075,000	4,434,915

Heartland Dental 144A 8.50% 5/1/26 #	13,150,000	13,020,078
Legacy LifePoint Health 144A 4.375% 2/15/27 #	1,155,000	1,067,588
Medline Borrower
144A 3.875% 4/1/29 #	14,286,000	12,933,890
144A 5.25% 10/1/29 #	20,381,000	19,237,960

Organon & Co. 144A 5.125% 4/30/31 #	14,270,000	12,221,180
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	12,877,000	8,254,350
Tenet Healthcare
4.375% 1/15/30	16,530,000	15,336,855
6.125% 10/1/28	10,415,000	10,394,691
		173,173,727
Insurance — 3.50%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, «	18,983,402	18,785,553
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	17,390,000	18,283,759
144A 10.50% 12/15/30 #	9,340,000	9,858,993
NFP
144A 6.875% 8/15/28 #	20,781,000	21,141,045
144A 7.50% 10/1/30 #	6,740,000	7,179,528

USI 144A 7.50% 1/15/32 #	8,630,000	8,846,182
		84,095,060
Leisure — 5.98%
Boyd Gaming 144A 4.75% 6/15/31 #	14,470,000	13,296,321
Caesars Entertainment 144A 7.00% 2/15/30 #	17,030,000	17,473,836
Carnival
144A 5.75% 3/1/27 #	11,663,000	11,385,228
144A 6.00% 5/1/29 #	24,605,000	23,693,889

Light & Wonder International 144A 7.25% 11/15/29 #	18,585,000	19,047,581
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	31,976,000	31,588,572
144A 7.25% 1/15/30 #	6,055,000	6,327,505

Scientific Games Holdings 144A 6.625% 3/1/30 #	22,110,000	20,929,658
		143,742,590

2    NQ- IV009 [1223] 0224 (3376100)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media — 10.45%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	8,939,000	$ 8,247,121
AMC Networks 4.25% 2/15/29	16,881,000	12,897,197
Arches Buyer 144A 6.125% 12/1/28 #	18,049,000	15,632,329
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	9,926,497
144A 4.75% 2/1/32 #	13,515,000	11,935,097
144A 6.375% 9/1/29 #	24,785,000	24,475,007

CMG Media 144A 8.875% 12/15/27 #	24,397,000	19,372,804
CSC Holdings
144A 4.625% 12/1/30 #	26,866,000	16,210,149
144A 5.00% 11/15/31 #	11,141,000	6,752,783
144A 5.75% 1/15/30 #	12,893,000	8,039,301

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	16,035,000	10,813,922
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	25,216,743
DISH DBS 144A 5.75% 12/1/28 #	23,485,000	18,775,670
Gray Escrow II 144A 5.375% 11/15/31 #	18,560,000	14,023,905
Gray Television 144A 4.75% 10/15/30 #	17,600,000	13,268,902
Nexstar Media 144A 4.75% 11/1/28 #	15,495,000	14,290,809
Sirius XM Radio 144A 4.125% 7/1/30 #	24,060,000	21,470,964
		251,349,200
Retail — 3.14%
Asbury Automotive Group
144A 4.625% 11/15/29 #	366,000	339,180
4.75% 3/1/30	12,623,650	11,798,307

Bath & Body Works 6.875% 11/1/35	20,415,000	20,699,851
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	12,464,000	11,965,066
Michaels 144A 5.25% 5/1/28 #	8,827,000	6,985,069
Murphy Oil USA 4.75% 9/15/29	3,385,000	3,211,011
PetSmart 144A 7.75% 2/15/29 #	20,951,000	20,398,897
		75,397,381
Services — 2.59%
GFL Environmental 144A 6.75% 1/15/31 #	8,680,000	8,953,689
Staples 144A 7.50% 4/15/26 #	13,987,000	13,025,287
United Rentals North America 3.875% 2/15/31	14,255,000	12,969,199
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
White Cap Buyer 144A 6.875% 10/15/28 #	17,234,000	$ 16,704,258
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	10,700,000	10,664,294
		62,316,727
Technology & Electronics — 3.79%
Clarios Global 144A 8.50% 5/15/27 #	12,920,000	12,989,264
CommScope Technologies 144A 6.00% 6/15/25 #	13,391,000	10,926,252
Entegris Escrow 144A 5.95% 6/15/30 #	21,920,000	21,812,656
NCR Voyix
144A 5.00% 10/1/28 #	11,115,000	10,518,102
144A 5.125% 4/15/29 #	4,085,000	3,887,782
144A 5.25% 10/1/30 #	4,652,000	4,278,173
Seagate HDD Cayman
5.75% 12/1/34	7,135,000	6,864,830
144A 8.25% 12/15/29 #	6,515,000	7,031,392

Sensata Technologies 144A 4.00% 4/15/29 #	13,855,000	12,891,040
		91,199,491
Telecommunications — 8.05%
Altice France
144A 5.125% 7/15/29 #	11,143,000	8,684,400
144A 5.50% 10/15/29 #	5,739,000	4,507,321

Altice France Holding 144A 6.00% 2/15/28 #	26,381,000	12,694,651
Connect Finco 144A 6.75% 10/1/26 #	28,718,000	28,571,102
Consolidated Communications
144A 5.00% 10/1/28 #	8,890,000	7,299,446
144A 6.50% 10/1/28 #	25,726,000	22,317,305

Digicel International Finance 144A 8.75% 5/25/24 #	15,719,000	14,717,543
Frontier Communications Holdings
144A 5.00% 5/1/28 #	2,665,000	2,465,383
144A 5.875% 10/15/27 #	10,030,000	9,698,320
5.875% 11/1/29	5,789,667	4,898,804
144A 6.00% 1/15/30 #	3,564,000	3,044,507
144A 6.75% 5/1/29 #	15,295,000	13,692,817
144A 8.75% 5/15/30 #	4,190,000	4,313,641

Northwest Fiber 144A 4.75% 4/30/27 #	21,305,000	20,363,212
Sable International Finance 144A 5.75% 9/7/27 #	13,610,000	12,868,799
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	15,225,000	13,609,338

NQ- IV009 [1223] 0224 (3376100)    3

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	$ 9,900,280
		193,646,869
Transportation — 2.14%
Air Canada 144A 3.875% 8/15/26 #	14,170,000	13,546,801
Azul Secured Finance
144A 11.50% 5/28/29 #	3,687,992	3,130,189
144A 11.93% 8/28/28 #	14,300,000	14,806,549

Grupo Aeromexico 144A 8.50% 3/17/27 #	20,565,000	19,865,539
		51,349,078
Total Corporate Bonds (cost $1,985,693,532)		1,903,623,800

Loan Agreements — 12.65%
Advantage Sales & Marketing Tranche B-1 10.176% (SOFR01M + 4.76%) 10/28/27 •	6,379,587	6,346,196
Amynta Agency Borrower 9.606% (SOFR01M + 4.25%) 2/28/28 •	25,421,287	25,493,916
Applied Systems 2nd Lien 12.098% (SOFR03M + 6.75%) 9/17/27 •	16,542,465	16,669,974
Bausch & Lomb 8.71% (SOFR03M + 3.35%) 5/10/27 •	12,332,399	12,230,274
Clarios Global 9.193% (SOFR01M + 3.75%) 5/6/30 •	12,663,262	12,702,835
CNT Holdings I 2nd Lien 12.176% (SOFR03M + 6.75%) 11/6/28 •	9,822,000	9,914,081
Commscope 8.72% (SOFR01M + 3.36%) 4/6/26 •	6,262,958	5,609,913
CP Atlas Buyer Tranche B 9.206% (SOFR01M + 3.85%) 11/23/27 •	7,704,289	7,599,318
Foresight Energy Operating Tranche A 13.448% (SOFR03M + 8.10%) 6/30/27 •	7,518,472	7,330,510
Form Technologies Tranche B 9.988% (SOFR03M + 4.60%) 7/22/25 •	35,939,053	33,423,319
Guardian US Holdco 9.348% (SOFR03M + 4.00%) 1/31/30 •	10,384,815	10,431,547
Hexion Holdings 2nd Lien 13.203% (SOFR01M + 7.85%) 3/15/30 •	17,120,000	14,594,800
	Principalamount°	Value (US $)

Loan Agreements (continued)
HUB International 9.662% (SOFR03M + 4.25%) 6/20/30 •	4,570,808	$ 4,597,470
Hunter Douglas Holding Tranche B-1 8.88% (SOFR03M + 3.50%) 2/26/29 •	7,091,363	7,080,286
INDICOR Tranche B 9.348% (SOFR03M + 4.00%) 11/22/29 •	23,213,875	23,304,548
MLN US HoldCo 1st Lien 12.195% (SOFR03M + 6.80%) 10/18/27 •	32,191,651	6,438,330
MLN US HoldCo Tranche B 14.745% (SOFR03M + 9.35%) 10/18/27 •	13,596,147	1,767,499
Northwest Fiber 1st Lien Tranche B-2 9.243% (SOFR03M + 3.86%) 4/30/27 •	6,549,011	6,551,572
Parkway Generation Tranche B 10.395% (SOFR03M + 5.01%) 2/16/29 •	5,337,995	5,146,159
Parkway Generation Tranche C 10.395% (SOFR03M + 5.01%) 2/16/29 •	670,422	646,328
PMHC II 9.807% (SOFR03M + 4.40%) 4/23/29 •	2,897,990	2,785,693
Pre Paid Legal Services 2nd Lien 12.47% (SOFR01M + 7.11%) 12/14/29 •	4,145,000	3,792,675
SPX Flow 9.956% (SOFR01M + 4.60%) 4/5/29 •	16,451,407	16,523,382
SWF Holdings I 9.47% (SOFR01M + 4.11%) 10/6/28 •	16,197,789	14,468,675
UKG 2nd Lien 10.764% (SOFR03M + 5.35%) 5/3/27 •	26,581,000	26,691,763
Vantage Specialty Chemicals 1st Lien 10.108% (SOFR01M + 4.75%) 10/26/26 •	22,898,127	22,153,938
Total Loan Agreements (cost $338,698,546)		304,295,001
	Number of shares
Common Stocks — 3.74%
Basic Industry — 0.95%
BIS Industries Holdings <<, =, †	19,682,813	0
Foresight Energy <<, =, †	1,117,414	22,772,890
Westmoreland Coal =, †	4,238	7,417
		22,780,307

4    NQ- IV009 [1223] 0224 (3376100)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Goods — 0.00%
ASG Warrant =, †	19,688	$ 0
		0
Energy — 0.03%
Maritime Finance <<, =	1,750,000	617,753
Sabine Oil & Gas Holdings =, †	5,385	6,671
		624,424
Financial Services — 0.81%
New Cotai <<, =, †	20,316,462	19,563,891
		19,563,891
Leisure — 1.53%
Studio City International Holdings †	3,843,131	24,903,489
Studio City International Holdings ADR †	1,825,114	11,826,739
		36,730,228
Retail — 0.41%
True Religion Apparel =, †	395	9,977,242
		9,977,242
Utilities — 0.01%
Larchmont Resources <<, =, †	18,338	214,011
		214,011
Total Common Stocks (cost $302,120,459)		89,890,103

Preferred Stock — 0.08%
True Religion Apparel 6.25% <<, =, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430

Warrants — 0.03%
California Resources †	40,269	780,413
Total Warrants (cost $3,503,208)		780,413

Short-Term Investments — 0.63%
Money Market Mutual Funds — 0.63%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	3,756,942	3,756,942
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	3,756,942	3,756,942
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,756,942	3,756,942
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,756,942	$ 3,756,942
Total Short-Term Investments (cost $15,027,768)		15,027,768

Total Value of Securities—98.60% (cost $2,674,187,640)		2,371,137,929
Receivables and Other Assets Net of Liabilities—1.40%		33,764,121
Net Assets Applicable to 396,806,043 Shares Outstanding—100.00%		$2,404,902,050
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $1,574,294,209, which represents 65.46% of the Fund's net assets.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2023.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

NQ- IV009 [1223] 0224 (3376100)    5

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
PIK – Payment-in-kind
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
6    NQ- IV009 [1223] 0224 (3376100)